UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Daniel J. Teed
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Daniel J. Teed, Erie, PA, July 29, 2011


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	94

Form 13F Information Table Value Total:	$64,518

List of Other Included Managers:    NONE




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Wedgewood Investors, Inc.
Form 13F
June 30, 2011


																			Voting
Name						Symbol      	Title	CUSIP       	Value          	Share/	Sh/Prn	Put/Call	Invstmt	Other	Authority
of Issuer	            					of Class	        "($1,000)"	PrnAmt				Dscretn	Mgrs	Sole	Shared	None

3M Company                               	MMM         	COM	88579Y101   	255		2691	SH 			Sole		1791		900
Abbott Labs                              	ABT         	COM	002824100	363		6900	SH 			Sole		6600		300
Altria Group Inc                         	MO          	COM	02209S103   	798		30234	SH 			Sole		26234		4000
Artio In'tl Equity Fd                    	BJBIX       	MF     	04315j407   	280		9400	SH 			Sole		9400
AT&T Corp.                               	T           	COM	00206r102   	216		6864	SH 			Sole		4664		2200
"Berkshire Hathaway Inc., Class B         "	84670702	COM	084670702      	377		4874	SH 			Sole		4374		500
Big Lots Inc                             	BIG         	COM	089302103	1,102		33250	SH 			Sole		30150		3100
Boeing Co                                	BA          	COM	097023105	248		3350	SH 			Sole		3150		200
BP-Amoco                                 	BP          	COM	055622104	818		18464	SH 			Sole		14764		3700
Buffalo Science & Technology Fund        	BUFTX       	MF     	119530103	1,863		111176	SH 			Sole		110868		308
Cabot Oil & Gas                          	COG         	COM	127097103	209		3150	SH 			Sole		3150
Calvert Shrt Dur Inc Fd                  	CSDAX       	MF     	13161t104   	248		15055	SH 			Sole		15055
CGM Focus Fd                             	CGMFX       	MF     	125325506	1,249		39103	SH 			Sole		39103
CGM Realty Fund                          	CGMRX       	MF     	125325407	446		15309	SH 			Sole		15309
Chevron Corporation                      	CVX         	COM	166764100	356		3462	SH 			Sole		3058		404
Church & Dwight Co Inc                   	CHD         	COM	171340102	264		6500	SH 			Sole		6500
Citigroup Inc                            	C           	COM	172967101	329		7906	SH 			Sole		7356		550
ConocoPhillips                           	COP         	COM	20825c104   	225		2989	SH 			Sole		2989
Dodge & Cox Stk Fd                       	DODGX       	MF     	256219106	1,646		14490	SH 			Sole		14490
Erie Indemnity Co                        	ERIE        	COM	29530P102   	4,009		56695	SH 			Sole		56695
Exxon Mobil Corp                         	XOM         	COM	30231G102   	1,377		16924	SH 			Sole		10374		6550
Fairholme Funds                          	FAIRX       	MF     	304871106	271		8399	SH 			Sole		8125		274
Fedex Corp                               	FDX         	COM	31428X106   	1,069		11270	SH 			Sole		10270		1000
Fidelity Adv Emrg Mkts Inc-I             	FMKIX       	MF     	315920702	329		24658	SH 			Sole		23871		787
Fidelity Diversified Int'l Fd            	FDIKX       	MF     	315910281	274		8787	SH 			Sole				8787
Fidelity Export & Multinat'l Fd K        	FEXKX       	MF     	31641q102	226		9983	SH 			Sole				9983
Fidelity Spartan 500 Index               	FXSIX       	MF     	315911768	333		7092	SH 			Sole				7092
Fidelity Spartan Ext Mkt Index Fd        	FSEMX       	MF     	315911503	248		6144	SH 			Sole				6144
General Electric Co                      	GE          	COM	369604103	206		10923	SH 			Sole		6723		4200
General Mills                            	GIS         	COM	370334104	639		17175	SH 			Sole		16375		800
Genesee & Wyoming Inc                    	GWR         	COM	371559105	281		4800	SH 			Sole		4500		300
Goldman Sachs MC Value Fd                	GSMCX       	MF     	38141w398	274		7157	SH 			Sole				7157
H J Heinz Co                             	HNZ         	COM	423074103	342		6418	SH 			Sole		5418		1000
Heartland Value Plus Fd                  	HRVIX       	MF     	422352500	430		13670	SH 			Sole		13003		667
Hussman Strategic TTL Ret Fd             	HSTRX       	MF     	448108209	299		24549	SH 			Sole		24549
iShares Barclays 1-3 Yr Trs Bd Fd        	SHY         	COM	464287457	610		7239	SH 			Sole		7239
iShares Barclays Agg Bond ETF            	AGG         	COM	464287226	279		2615	SH 			Sole		2615
iShares IBoxx Inv Gr Corp Bd             	LQD         	COM	464287242	316		2872	SH 			Sole		2872
iShares MSCI Emerging Mkt ETF            	EEM         	COM	464287234	261		5490	SH 			Sole		4790		700
iShares Russell 2000 ETF                 	IWM         	COM	464287655	282		3404	SH 			Sole		3304		100
iShares Russell 2000 Growth ETF          	IWO         	COM	464287648	406		4282	SH 			Sole		4082		200
iShares Russell 2000 Value ETF           	IWN         	COM	464287630	353		4812	SH 			Sole		4610		202
iShares Russell MC Growth ETF            	IWP         	COM	464287481	872		14101	SH 			Sole		13101		1000
iShares Russell MC Value ETF             	IWS         	COM	464287473	905		18946	SH 			Sole		18224		722
iShares S&P 500 ETF                      	IVV         	COM	464287200	1,790		13518	SH 			Sole		12068		1450
JC Data Solutions Inc.                   	JCDS        	COM	47214a100   	11		15000	SH 			Sole		15000
Johnson & Johnson                        	JNJ         	COM	478160104	1,442		21683	SH 			Sole		18183		3500
Kraft Foods Inc Cl A                     	KFT         	COM	50075N104   	385		10937	SH 			Sole		10177		760
L-3 Communications Holdings              	LLL         	COM	502424104	711		8125	SH 			Sole		7225		900
Lord Abbett Shrt Dur Inc Fd              	LALDX       	MF     	543916100	142		30876	SH 			Sole		30876
Lord Abbett Shrt Dur Inc I Fd            	LLDYX       	MF     	543916688	1,649		359319	SH 			Sole		359319
Lorillard Inc.                           	LO          	COM	544147101	468		4300	SH 			Sole		3600		700
McDonald's Corp.                         	MCD         	COM	580135101	686		8139	SH 			Sole		7450		689
Meridian Growth Fund                     	MERDX       	MF     	589619105	344		7234	SH 			Sole		7234
Natixis Loomis Inv Gr-Y                  	LSIIX       	MF     	543487136	312		25034	SH 			Sole		25034
Nestle S.A. ADR                          	NSRGY       	COM	641069406	452		7280	SH 			Sole		6030		1250
Neuberger Berman Genesis Fd              	NBGIX       	MF     	641233200	420		8356	SH 			Sole				8356
Norfolk Southern Corp.                   	NSC         	COM	655844108	390		5200	SH 			Sole		4900		300
Oneok Inc.                               	OKE         	COM	682680103	405		5475	SH 			Sole		4775		700
Overseas Shipholding Group Inc           	OSG         	COM	690368105	206		7650	SH 			Sole		6950		700
Pepsico Inc                              	PEP         	COM	713448108	298		4230	SH 			Sole		3230		1000
Perkins MC Value Fd                      	JMCVX       	MF     	471023598	2,797		118020	SH 			Sole		116650		1370
Pfizer Inc                               	PFE         	COM	717081103	388		18848	SH 			Sole		16148		2700
Philip Morris Int'l                      	PM          	COM	718172109	1,473		22059	SH 			Sole		19559		2500
Pimco Commodity Rr Strategy Fd           	PCRDX       	MF     	722005550	93		10734	SH 			Sole		10734
Pimco Total Return Inst'l Fd             	PTTRX       	MF     	693390700	2,669		242814	SH 			Sole		242814
Procter & Gamble Co                      	PG          	COM	742718109	626		9845	SH 			Sole		9345		500
Prologis Inc New                         	PLD         	COM	74340W103   	226		6300	SH 			Sole		5100		1200
Rainier Small/Mid Growth Fd              	RIMSX       	MF     	750869208	264		7394	SH 			Sole		7394
Raytheon Co                              	RTN         	COM	755111507	416		8350	SH 			Sole		7850		500
Republic Services Inc.                   	RSG         	COM	760759100	373		12100	SH 			Sole		10700		1400
Royce Premier SC Fd                      	RYPRX       	MF     	780905600	239		10775	SH 			Sole		10775
Royce Value Fund                         	RYVFX       	MF     	780905733	1,344		100052	SH 			Sole		98464		1588
Russell Equity Growth                    	RELCX       	MF     	782493399	212		23433	SH 			Sole		23433
Scout Int'l Fd                           	UMBWX       	MF     	81063U503   	3,548		105339	SH 			Sole		104401		938
Scout SC Fd                              	UMBHX       	MF     	81063U305   	1,149		68049	SH 			Sole		66758		1291
Sequoia Fund                             	SEQUX       	MF     	817418106	3,366		23326	SH 			Sole		23231		95
Southern Co                              	SO          	COM	842587107	297		7350	SH 			Sole		5550		1800
Stericycle                               	SRCL        	COM	858912108	324		3640	SH 			Sole		2840		800
T Rowe MC Growth                         	RPMGX       	MF     	779556109	302		4810	SH 			Sole		4810
The Parnassus Fund                       	PARNX       	MF     	701765109	2,405		59153	SH 			Sole		58371		782
Thompson Plumb Bond Fund                 	THOPX       	MF     	884891201	526		45518	SH 			Sole		45518
Thornburg LTD TERM Income                	THIIX       	MF     	885215681	287		21540	SH 			Sole		21540
Union Pacific Corp.                      	UNP         	COM	907818108	668		6400	SH 			Sole		900		5500
Vanguard Hi-Yld Corp                     	VWEHX       	MF     	922031208	59		10225	SH 			Sole		10225
Vanguard Index 500                       	VFINX       	MF     	922908108	1,852		15226	SH 			Sole		14834		392
Vanguard Intm Term Corp Inv              	VFICX       	MF     	922031885	332		33387	SH 			Sole		33387
Vanguard Morgan Growth                   	VMRGX       	MF     	921928107	280		14566	SH 			Sole		4724		9842
Vanguard Natural Resources               	VNR         	COM	92205f106   	274		9750	SH 			Sole		8950		800
Vanguard TTL Stock Mkt ETF               	VTI         	COM	922908769	384		5608	SH 			Sole		4454		1154
VF Corp                                  	VFC         	COM	918204108	244		2250	SH 			Sole		1850		400
VM Ware Inc Cl A                         	VMW         	COM	928563402	207		2070	SH 			Sole		2070
Wabtec Corp                              	WAB         	COM	929740108	381		5800	SH 			Sole		5300		500
Wal-Mart Stores Inc.                     	WMT         	COM	931142103	219		4117	SH 			Sole		4117


Report Summary					94 Data Records				64,518							0 Other Managers on whose behalf Report is run.
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